Taxation	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxation
7.	TAXATION

Enterprise income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiaries and VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Cheerbright is incorporated in the British Virgin Islands and conducts substantially all of its businesses through its PRC subsidiary and VIEs. Under the current laws of the British Virgin Islands, Cheerbright is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Autohome HK is incorporated in Hong Kong on March 16, 2012. In October 2013, Autohome HK acquired Autohome Media, a Hong Kong advertising and marketing company. Also in 2015, three new entities are established in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. For the years ended December 31, 2015, 2016 and 2017, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong during this period. Under the Hong Kong tax law, subsidiaries in Hong Kong are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

The PRC

In September 2010, Autohome WFOE was recognized as a “High-New Technology Enterprise” (“HNTE”), and is eligible for a 15% preferential tax rate effective through 2018. In July 2015, Beijing Autohome Technologies Co., Ltd. obtained the certificate of HNTE and is eligible for a 15% preferential tax rate from 2015 to 2017. Beijing Prbrownies was recognized as an HNTE in February 2016, qualifying it for the preferential 15% enterprise income tax rate from 2015 to 2017. Besides being an HNTE, Beijing Prbrownies was also a software enterprise. Pursuant to the Circular on Issues concerning Preferential Enterprise Income Tax Policies for Software and Integrated Circuit Industries in May 2016, the eligible software enterprises would enjoy preferential tax rate policy, whereby the enterprise will be entitled to two-year enterprise income tax exemption and reduced enterprise income tax rate of 12.5% for the three years thereafter, depending on the results of annual tax filing and examination afterwards instead of pre-approval process. Beijing Prbrownies started to make profit since 2015, and it passed the tax filing and examination as an eligible software enterprise by the relevant tax authorities in 2016 and 2017, qualifying it for the exemption of enterprise income tax for the tax year 2015 and 2016. A reversal of RMB173,557 and RMB158,995 (US$24,437) was recorded in 2016 and 2017 for the change in enacted tax rate, each composed of current income tax expense of RMB181,586 and deferred income tax expense of RMB8,029 and current income tax expense of RMB163,651 (US$25,153) and deferred income tax expense of RMB4,656 (US$716 ). For the tax year of 2017, 15% preferential tax rate of HNTE was applied for Beijing Prbrownies in accrual of income tax expense, considering that the uncertainty in the results of tax filing and examination was not eliminated yet. The aggregate effects of the preferential tax rate were RMB56,389, RMB330,198 and RMB383,039 (US$58,872) for the years ended December 31, 2015, 2016 and 2017, respectively. The basic earnings per share effects related to the preferential tax rate were RMB0.50, RMB2.89 and RMB3.29 (US$0.51) for the years ended December 31, 2015, 2016 and 2017, respectively.

The Company’s remaining PRC subsidiaries and all the VIEs were subject to Enterprise Income Tax (“EIT”) at a rate of 25% for the years ended December 31, 2015, 2016 and 2017.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for PRC tax purposes.

The Group had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
PRC	1,292,104	1,263,223	2,266,075	348,289
Non PRC	(15,913)	(14,371)	(4,534)	(697)

	1,276,191	1,248,852	2,261,541	347,592

The income tax expense is comprised of:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Current	292,017	136,429	254,803	39,163
Deferred	(6,475)	(103,800)	12,279	1,887

	285,542	32,629	267,082	41,050

The reconciliation of income tax expense for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Income before income tax expense	1,276,191	1,248,852	2,261,541	347,592
Income tax expense computed at applicable tax rates (25%)	319,047	312,213	565,385	86,898
Non-deductible expenses	16,372	25,798	32,417	4,983
Change in valuation allowances	16,054	47,006	(15,510)	(2,384)
Outside basis difference	(17,329)	(28,265)	7,360	1,131
Effect of international tax rate difference	3,978	3,593	1,133	174
Interest expense relating to unrecognized tax benefits	3,809	2,482	—	—
Effect of preferential tax rate	(56,389)	(330,198)	(383,039)	(58,872)
Effect of withholding tax	—	—	59,336	9,120

Income tax expense	285,542	32,629	267,082	41,050

Deferred tax

The significant components of deferred taxes are as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	7,066	352	53
Accrued staff cost	3,166	1,563	240
Accrued expenses	52,497	73,500	11,297
Revenue recognition	42,062	48,774	7,497
Tax losses	83,941	101,746	15,638
VAT refund	3,598	3,842	591
Less: Valuation allowances	(70,667)	(55,157)	(8,477)

Total deferred tax assets	121,663	174,620	26,839

Deferred tax liabilities
Intangible assets and internally-developed software	8,690	14,262	2,192
Outside basis difference	453,106	423,989	65,166

Total deferred tax liabilities	461,796	438,251	67,358

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of thirteen and fourteen PRC subsidiaries and VIEs as of December 31, 2016 and 2017, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.

As of December 31, 2017, the Group had net operating losses of approximately RMB406,984 (US$62,552), which can be carried forward to offset taxable income. The net operating loss will start to expire in 2018 if not utilized.

Deferred tax liabilities arising from undistributed earnings

The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Invested Enterprises (“FIEs”) to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China.

On November 6, 2017, the board of directors of the Company declared a special cash dividend of approximately RMB5.08 (US$0.76) per ordinary share. The Company does not have present plan to pay additional dividends in the foreseeable future and the board of directors of the Company currently intends to retain the remaining available funds and earnings to operate and expand the business. In 2017, The Company accrued RMB59,336 (US$9,120) of deferred income tax expenses associated with the expected cash dividend payment. As of December 31, 2016 and 2017, the total amount of undistributed earnings from the Company’s PRC subsidiaries and VIEs that are considered to be permanently reinvested was RMB3,616,426 and RMB5,318,555 (US$817,447), respectively. As of December 31, 2016 and 2017, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.

Unrecognized tax benefits

As of December 31, 2016 and 2017, the Company recorded an unrecognized tax benefit of RMB34,977 and RMB32,122 (US$4,937), respectively, of which nil and nil, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This represents the difference between the amount of benefit recognized in the statement of financial position and the amount taken or expected to be taken in a tax return. It is possible that the amount of uncertain tax position will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2016 and 2017, unrecognized tax benefits of RMB19,850 and RMB16,995 (US$2,612), respectively, if ultimately recognized, will impact the effective tax rate.

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Beginning balance	22,003	21,902	3,366
Additions based on tax positions related to current year	—	—	—
Decreases based on tax positions related to prior years	(101)	(2,855)	(439)

Ending balance	21,902	19,047	2,927

During the years ended December 31, 2015, 2016 and 2017, the Company recorded late payment interest expense of RMB3,809, RMB2,482 and nil, and penalties of nil, nil and nil, respectively, as part of income tax expense. As of December 31, 2016 and 2017, the Company recorded RMB13,075 and RMB13,075 (US$2,010) for late payment interest expense, and nil and nil for penalties.

The tax years ended December 31, 2013 through 2017 for the Company’s PRC subsidiaries and VIEs remain subject to examination by the PRC tax authorities.